Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Equity [Abstract]
Equity
(8)	EQUITY

Prior to October 16, 2014, the Company was a wholly owned subsidiary of CII. CII was organized on November 6, 2006, and subsequently capitalized on May 7, 2007, with capital contributions from various institutional and founder investors. Prior to October 16, 2014, the Company was controlled by the CII board of managers, which was in turn controlled by the members of CII in accordance with the rights specified in CII’s operating agreement. At formation, 1,000 shares of common stock, par value $0.001, were issued to CII by the Company. On October 9, 2014, the Company’s Board of Directors authorized a 223,000-for-one split of the Company’s common stock that was effective upon the filing of the Company’s amended and restated certificate of incorporation on October 10, 2014. Subsequent to the stock split and prior to the Company’s IPO, 223,000,000 shares of common stock with a par value of $0.001 were outstanding and are retroactively reflected in the Company’s condensed consolidated financial statements and notes thereto.

As part of the Company’s IPO in October 2014, the Company sold 16,008,679 shares of its common stock at a price of $19 per share, for $304.2 in gross proceeds. The Company incurred costs directly associated with the IPO of $22.2. Proceeds from the IPO (net of issuance costs) of $282.0 are reflected on the Company’s condensed consolidated statement of stockholders’ equity during the six months ended December 31, 2014. Following the IPO, the Company has 239,008,679 shares of its common stock outstanding.

During the six months ended December 31, 2014, there was a deemed modification to the Company’s stock compensation arrangements with employees and directors. The modification resulted in a reclassification of the previously recorded stock-based compensation liability to additional paid-in capital (see Note 9—Stock-Based Compensation).

On October 16, 2014, the Company entered into an agreement with CII which relieved CII of its obligation to repay the Company an outstanding intercompany note receivable balance of $22.0. The cancelation of the intercompany note receivable with CII is reflected on the condensed consolidated statement of stockholders’ equity during the six months ended December 31, 2014 as an increase to additional paid-in-capital of $22.0 and an offsetting decrease to the note receivable from shareholder.

(12)	EQUITY

Zayo Group Holdings was initially formed on November 13, 2007 and is a wholly owned subsidiary of CII. CII was organized on November 6, 2006, and subsequently capitalized on May 7, 2007, with capital contributions from various institutional and founder investors. The Company is controlled by the CII Board of Managers, which is in turn controlled by the members of CII in accordance with the rights specified in CII’s operating agreement. At formation, 1,000 shares of common stock were issued to CII by the Company with a par value of $0.001. As discussed in Note 19—Subsequent Events, on October 9, 2014, the Board of Directors authorized a 223,000-for-one split of the Company’s common stock, to be effected following the filing of the Company’s amended and restated certificate of incorporation. Subsequent to the stock split, 223,000,000 shares of common stock with a par value of $0.001 are currently outstanding and are retroactively reflected in the Company’s consolidated financial statements and notes thereto.

During the years ended June 30, 2012 and 2013, CII contributed $134,796, and $337,126, respectively, in cash to the Company. CII funded these amounts from equity contributions made by its investors. No equity contributions were made during the year ended June 30, 2014.

In connection with and prior to the acquisition of AboveNet, CII concluded the sale of 98,916,060.11 Class C Preferred Units of CII pursuant to certain securities purchase agreements with new private investment funds, as well as certain existing owners of CII and other investors. The total value of the Class C Preferred Units of CII sold pursuant to the securities purchase agreements was approximately $470,274, net of $1,976 in costs associated with raising the additional equity. In June 2012, $133,150 of the proceeds (net of fees) from the equity raised was contributed to the Company, and the remaining $337,124 was contributed during the year ended June 30, 2013. As of July 2, 2012, the equity commitments from CII’s investors had been fulfilled.

As discussed in Note 13—Stock-Based Compensation, during the year ended June 30, 2012, the Board of CII authorized a non-liquidating distribution to certain common unit holders. The total amount of the aggregate distributions to employees of the Company was $9,080. The distribution was funded by CII, which was accounted for as a non-cash capital contribution to the Company from CII and is reflected as such in the consolidated statement of stockholder’s equity for the year ended June 30, 2012.

During the year ended June 30, 2012, CII and the Company agreed to settle a related party payable due to CII in the amount of $15,541 via a non-cash equity contribution from CII. This contribution is reflected in the consolidated statement of member’s equity in the caption “Non-cash contributions from CII, net.”

As discussed in Note 3—Acquisitions, CII issued 301,949 Class C Preferred Units of CII with an estimated fair value of $1,637 in connection with the Corelink acquisition during the first quarter of Fiscal 2014.

As discussed in Note 13—Stock-Based Compensation, during the quarter ended December 31, 2013, the Board of CII authorized a non-liquidating distribution to certain common unit holders of up to $10,000 and advanced $10,000 to CII, evidenced by an intercompany note receivable. During the quarter ended March 31, 2014, the Board of CII authorized and paid a non-liquidating distribution to the Company’s CEO for $3,000 and amended the intercompany note receivable with CII for the incremental distribution. During the quarter ended June 30, 2014, the Board of CII authorized and redeemed for cash the vested common units held by a member of management for $9,050 in full and final settlement of his outstanding common unit grants and further amended the intercompany note receivable with CII for the incremental distribution. The amount due from CII is reflected as a reduction of stockholder’s equity as of June 30, 2014.

As discussed in Note 4—Spin-Off of Business, during the year ended June 30, 2014, the Company spun off Onvoy to CII with a corresponding non-cash distribution to CII totaling $31,839.